GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of Intangible assets
	September 30, 2021	December 31, 2020
Customer contracts	$6,601,143	$233,107
License	5,512,399	1,726,965
Domains	40,862	-
	12,154,404	1,960,072
Less accumulated amortization	(2,791,411)	(1,164,208)
Carrying value	$9,362,993	$795,864

	December 31, 2020	December 31, 2019
Carrying value – January 1	$3,517,315	$-
Goodwill acquired during the year	-	6,517,315
	3,517,315	6,517,315
Impairment losses	-	(3,000,000)
Carrying value – December 31	$3,517,315	$3,517,315
	December 31, 2020	December 31, 2019
Customer contracts	$233,107	$183,107
License	1,726,965	1,726,965
	1,960,072	1,910,072
Less accumulated amortization	(1,164,208)	(477,518)
Carrying value	$795,864	$1,432,554